Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total rolling chip turnover	$ 32,366,660	$ 105,002,184	$ 233,822,859
Vip Room [Member]
Win rate	2.96%	3.59%	2.98%
Total rolling chip turnover	$ 2,412,651,000	$ 6,422,339,000	$ 16,627,093,000